UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2720

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Spartan®

Short-Intermediate
Municipal Income

Fund

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Semiannual Report

President's Message - continued

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	14.6	16.4
Washington	9.0	10.3
Illinois	7.9	6.6
Massachusetts	7.6	5.1
Florida	6.0	5.7
Top Five Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.9	37.7
Electric Utilities	17.0	21.2
Transportation	8.7	8.5
Water & Sewer	8.4	8.0
Education	6.3	5.1
Average Years to Maturity as of June 30, 2003
		6 months ago
Years	3.3	3.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2003
6 months ago
Years	2.8	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2003	As of December 31, 2002
AAA 59.1%	AAA 60.5%
AA,A 34.5%	AA,A 30.3%
BBB 8.2%	BBB 8.6%
Not Rated 0.7%	Not Rated 0.6%
Short-Term Investments and Net Other Assets* (2.5)%	Short-Term Investments and Net Other Assets 0.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.2%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (MBIA Insured) (Pre-Refunded to 11/1/05 @ 102) (f)	$ 2,000	$ 2,277
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,000	1,108
5.25% 10/1/08 (MBIA Insured) (e)	2,900	3,226
Jefferson County Gen. Oblig. Series 2003 A:
3% 4/1/05 (MBIA Insured)	4,000	4,113
5% 4/1/06 (MBIA Insured)	3,000	3,269
5% 4/1/07 (MBIA Insured)	3,000	3,324
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,103
5% 2/1/08 (MBIA Insured)	1,475	1,647
Opelika Gen. Oblig. Series A, 5% 4/1/05 (MBIA Insured)	1,225	1,302
		21,369
Alaska - 2.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.1% 7/1/04 (AMBAC Insured) (e)	3,630	3,778
5.15% 7/1/05 (AMBAC Insured) (e)	1,950	2,072
5.55% 7/1/03 (AMBAC Insured) (e)	1,000	1,000
5.85% 7/1/13 (AMBAC Insured) (e)	3,285	3,655
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (FGIC Insured)	2,500	3,002
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	2,400	2,178
Series B:
0% 6/30/05 (FSA Insured)	9,000	8,691
0% 6/30/07 (MBIA Insured)	7,050	6,397
0% 6/30/08 (MBIA Insured)	4,240	3,692
0% 6/30/06 (MBIA Insured)	3,500	3,296
Valdez Marine Term. Rev. (Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (b)	1,100	1,102
		38,863
Arizona - 2.9%
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.):
5% 10/1/05	2,160	2,330
5% 10/1/06	2,525	2,789
Arizona School Facilities Board Rev. 5% 7/1/04	1,475	1,535
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.) 5.25% 7/1/05 (AMBAC Insured)	$ 10,000	$ 10,765
Maricopa County School District #28 Kyrene Elementary Series B:
0% 7/1/04 (FGIC Insured)	3,000	2,967
5.9% 7/1/10 (FGIC Insured) (Pre-Refunded to 7/1/04 @ 100) (f)	1,000	1,050
Pima County Cmnty. College District Rev. Series 2001, 5% 7/1/04 (AMBAC Insured)	1,300	1,352
Pima County Gen. Oblig. 4% 7/1/04 (FSA Insured)	815	840
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A, 5.25% 1/1/06	5,700	6,218
Series B:
7% 1/1/05	760	824
7% 1/1/05 (Escrowed to Maturity) (f)	1,240	1,345
Series D:
5.7% 1/1/04 (f)	65	67
5.7% 1/1/04	935	957
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/05	2,285	2,472
Tucson Gen. Oblig. Series 2002:
5% 7/1/04	1,000	1,040
5% 7/1/05	1,000	1,073
Tucson Street & Hwy. User Rev.:
4.5% 7/1/04 (AMBAC Insured)	1,645	1,702
4.5% 7/1/05 (AMBAC Insured)	3,090	3,281
Tucson Wtr. Rev. Series 2002:
5.5% 7/1/05 (FGIC Insured)	1,040	1,122
5.5% 7/1/06 (FGIC Insured)	980	1,087
Univ. of Arizona Univ. Revs. 6.35% 6/1/14 (Pre-Refunded to 6/1/04 @ 102) (f)	2,135	2,283
Washington Elementary School District #6 of Maricopa County School Impt. (1996 Projs.):
Series A, 4% 7/1/04 (FSA Insured)	2,000	2,061
Series C:
5% 7/1/04 (FGIC Insured)	1,360	1,415
5% 7/1/04 (FGIC Insured) (Escrowed to Maturity) (f)	1,790	1,863
		52,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - 4.4%
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5% 12/1/06 (FGIC Insured)	$ 5,000	$ 5,564
5% 12/1/07 (FGIC Insured)	5,000	5,642
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.25% 5/1/07 (MBIA Insured)	28,900	32,298
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (b)	10,000	10,359
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (e)	3,490	3,731
5.5% 5/15/06 (e)	3,000	3,292
Los Angeles Hbr. Dept. Rev. Series A:
5.5% 8/1/04 (AMBAC Insured) (e)	2,000	2,094
5.5% 8/1/06 (AMBAC Insured) (e)	1,495	1,651
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 27A, 5% 5/1/05 (MBIA Insured) (e)	3,680	3,900
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,640
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (g)	9,600	10,316
		81,487
Colorado - 1.0%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.:
Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (f)	4,500	3,618
Series E 470:
0% 8/31/07 (Pre-Refunded to 8/31/05 @ 89.2392) (f)	2,000	1,730
0% 8/31/15 (Pre-Refunded to 8/31/05 @ 48.6181) (f)	9,025	4,254
Arapahoe County Cherry Creek School District #5 Series B, 6% 12/15/04	1,395	1,493
Denver City & County Arpt. Rev. Series 2001 B, 5.25% 11/15/04 (FGIC Insured) (e)	1,200	1,261
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/07 (MBIA Insured)	3,200	2,881
Jefferson County School District #R1 6.5% 12/15/10 (MBIA Insured)	2,575	3,208
		18,445
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Delaware - 0.3%
Delaware Gen. Oblig. Series 2002 A, 5% 7/1/05	$ 5,000	$ 5,369
District Of Columbia - 1.6%
District of Columbia Ctfs. of Prtn.:
5% 1/1/06 (AMBAC Insured)	1,000	1,077
5% 1/1/07 (AMBAC Insured)	1,000	1,096
5.25% 1/1/08 (AMBAC Insured)	935	1,045
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	3,800	4,281
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,515
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/15/07 (b)	9,000	9,777
Metro. Washington Arpt. Auth. Sys. Rev. Series D:
4% 10/1/05 (FSA Insured) (e)	1,000	1,050
4% 10/1/06 (FSA Insured) (e)	1,750	1,857
4% 10/1/07 (FSA Insured) (e)	1,000	1,067
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (e)	6,460	7,186
		29,951
Florida - 6.0%
Brevard County Util. Rev.:
5% 3/1/05 (FGIC Insured)	1,445	1,533
5% 3/1/06 (FGIC Insured)	530	577
Broward County School District Series A:
5% 2/15/05	3,000	3,177
5% 2/15/08	5,810	6,508
Dade County School District:
5% 8/1/07 (MBIA Insured) (a)	1,500	1,677
5.2% 7/15/07 (AMBAC Insured) (a)	8,500	9,571
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,200	1,426
Florida Ports Fing. Commission Rev. (State Trans. Trust Fund Proj.) 6% 6/1/05 (MBIA Insured) (e)	4,575	4,952
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	20,300	20,968
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	$ 11,000	$ 11,088
4.25%, tender 8/1/07 (b)(e)	6,000	6,045
Indian River County School District:
4% 4/1/05 (FSA Insured)	2,185	2,287
4% 4/1/06 (FSA Insured)	1,470	1,566
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/05 (AMBAC Insured)	2,900	3,085
5% 4/1/06 (AMBAC Insured)	3,365	3,675
5% 4/1/08 (AMBAC Insured)	2,825	3,173
Palm Beach County School District 5% 8/1/05 (MBIA Insured)	5,000	5,374
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (e)	1,500	1,649
Reedy Creek Impt. District Utils. Rev. Series 2:
5% 10/1/05 (MBIA Insured) (a)	1,685	1,781
5.25% 10/1/10 (MBIA Insured) (a)	8,275	9,255
Tampa Bay Wtr. Util. Sys. Rev. 0% 10/1/04 (FGIC Insured)	2,405	2,372
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.6%, tender 10/1/03, LOC Suntrust Banks of Florida, Inc. (b)	7,500	7,529
		109,268
Georgia - 2.5%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (AMBAC Insured) (Escrowed to Maturity) (f)	6,000	6,688
Cobb County Solid Waste Mgt. Auth. Rev. Series 1995, 6.05% 1/1/05 (e)	1,000	1,067
Columbus Wtr. & Swr. Rev. 5.25% 5/1/05 (FSA Insured) (a)	1,990	2,108
Dalton Bldg. Auth. Rev. Series 2001, 5% 7/1/05	6,030	6,460
Dougherty County Gen. Oblig. 5.25% 10/1/04 (FSA Insured)	2,000	2,101
Fayette County School District 5% 3/1/04	1,350	1,386
Georgia Gen. Oblig.:
Series A:
4% 5/1/05	7,000	7,349
5.8% 3/1/05	2,000	2,150
Series B, 6.25% 4/1/06	1,750	1,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Georgia Gen. Oblig.: - continued
Series C:
6.5% 7/1/07	$ 2,185	$ 2,571
7.25% 7/1/06	2,000	2,329
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	7,050	7,587
Gwinnett County Gen. Oblig. 4% 1/1/06	1,000	1,060
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured) (a)	1,095	1,205
		46,035
Hawaii - 1.8%
Hawaii Arpts. Sys. Rev.:
Series 2001, 5.5% 7/1/05 (FGIC Insured) (e)	3,000	3,203
Third Series, 5.5% 7/1/05 (AMBAC Insured) (Pre-Refunded to 7/1/04 @ 102) (e)(f)	2,550	2,714
Hawaii Gen. Oblig.:
Series 2001 CV, 5% 8/1/05 (FGIC Insured)	3,610	3,874
Series 2001 CW, 5% 8/1/05 (FGIC Insured)	2,000	2,146
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,765
Honolulu City & County Gen. Oblig. Series B:
5.5% 11/1/04 (FGIC Insured)	465	492
5.5% 11/1/04 (FGIC Insured) (Escrowed to Maturity) (f)	2,160	2,292
Maui County Gen. Oblig.:
3% 9/1/04 (MBIA Insured)	6,895	7,046
4% 9/1/05 (MBIA Insured)	7,650	8,070
		33,602
Illinois - 7.9%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,496
5% 1/1/08 (MBIA Insured)	890	990
5% 1/1/07 (FGIC Insured)	1,000	1,100
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,097
Series A, 6.25% 1/1/14 (MBIA Insured) (Pre-Refunded to 1/1/04 @ 102) (e)(f)	2,230	2,332
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C:
5% 1/1/04 (AMBAC Insured) (e)	1,200	1,222
5% 1/1/05 (AMBAC Insured) (e)	1,415	1,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2001 C:
5% 1/1/07 (AMBAC Insured) (e)	$ 2,670	$ 2,899
5.25% 1/1/06 (AMBAC Insured) (e)	2,335	2,515
Series A, 6% 1/1/05 (AMBAC Insured)	1,030	1,098
Chicago Park District Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,833
Chicago Pub. Bldg. Commision Bldg. Rev. Series C, 5.5% 2/1/06 (FGIC Insured)	6,000	6,571
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,595
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,875
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A:
4% 6/1/06 (AMBAC Insured)	6,000	6,146
4.25% 6/1/08 (AMBAC Insured)	3,600	3,842
Cook County Gen. Oblig. Series 2003 B:
5% 11/15/06 (MBIA Insured) (a)	14,685	16,173
5% 11/15/07 (MBIA Insured) (a)	5,000	5,576
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,000	6,188
Illinois Edl. Facilities Auth. Revs. (Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (a)(b)	12,800	12,649
Illinois Gen. Oblig.:
First Series:
5% 8/1/04	4,675	4,876
5% 4/1/05 (FSA Insured)	3,000	3,189
5% 8/1/05	1,000	1,074
5% 8/1/06	8,160	8,961
5% 6/1/07	6,250	6,949
5.875% 8/1/11 (MBIA Insured) (Pre-Refunded to 8/1/04 @ 102) (f)	12,900	13,850
Kane & Du Page Counties Cmnty. Unit School District #303 Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,647
Kane County School District #129 Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,858
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,760
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5% 10/1/04 (FGIC Insured)	510	534
5.25% 10/1/05 (FGIC Insured)	560	608
5.25% 10/1/06 (FGIC Insured)	695	771
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Rosemont Gen. Oblig. (Tax Increment #3 Proj.) 0% 12/1/07 (FGIC Insured)	$ 3,000	$ 2,684
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,276
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,292
		145,008
Indiana - 0.8%
Indiana Bond Bank Series 2001, 4.75% 2/1/04 (AMBAC Insured)	1,000	1,022
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
4% 11/15/03	400	404
5% 11/15/04	1,300	1,367
5.5% 11/15/05	1,000	1,093
5.5% 11/15/06	1,000	1,114
Indiana Univ. Revs. (Student Fee Proj.) Series H, 0% 8/1/05 (AMBAC Insured)	5,500	5,287
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,138
		14,425
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) 4.75%, tender 10/1/07 (b)	2,400	2,529
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (b)	3,700	3,795
		6,324
Kentucky - 0.4%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (e)	1,185	1,301
Kentucky Asset/Liability Commission Gen. Fund Rev. First Series 2001, 5% 2/1/04	4,000	4,094
Kentucky Property & Bldgs. Commission Revs. (#69 Proj.) Series 2001 B, 5% 8/1/04 (FSA Insured)	1,860	1,941
		7,336
Louisiana - 1.3%
New Orleans Audubon Commission Series A:
3% 10/1/04 (FSA Insured) (a)	1,875	1,916
3% 10/1/05 (FSA Insured) (a)	1,930	1,979
4% 10/1/06 (FSA Insured) (a)	1,990	2,109
4% 10/1/07 (FSA Insured) (a)	1,065	1,135
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
New Orleans Audubon Commission Series A: - continued
4% 10/1/08 (FSA Insured) (a)	$ 1,605	$ 1,712
4% 10/1/09 (FSA Insured) (a)	1,090	1,161
5% 10/1/10 (FSA Insured) (a)	1,325	1,486
New Orleans Gen. Oblig.:
4% 3/1/05 (MBIA Insured)	1,590	1,659
4% 3/1/06 (MBIA Insured)	3,695	3,917
5% 3/1/07 (MBIA Insured)	2,000	2,211
Shreveport Wtr. & Swr. Rev. Series A, 4% 12/1/05 (FGIC Insured)	4,580	4,856
		24,141
Maryland - 0.7%
Anne Arundel County Gen. Oblig. 5% 3/1/06	6,200	6,771
Carroll County Gen. Oblig. 4% 11/1/04 (a)	1,000	1,033
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.) Series A, 5.25% 3/1/06	4,100	4,511
		12,315
Massachusetts - 5.8%
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,322
5.875% 8/1/08	1,630	1,859
Massachusetts Gen. Oblig.:
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	16,375	18,135
5.5% 10/1/10 (MBIA Insured)	1,130	1,315
Series A, 5.5% 2/1/07 (MBIA Insured)	7,500	8,407
Series B, 5% 2/1/06	40,000	43,319
Massachusetts Health & Edl. Facilities Auth. Rev. (Caritas Christi Oblig. Group Proj.):
5% 7/1/04	1,805	1,849
5.5% 7/1/05	1,000	1,034
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/03	21,300	21,277
New England Ed. Ln. Marketing Corp.:
Series A, 5.7% 7/1/05 (e)	2,800	3,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
New England Ed. Ln. Marketing Corp.: - continued
Series F, 5.625% 7/1/04 (e)	$ 3,500	$ 3,650
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,085
		106,274
Michigan - 1.3%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	1,500	1,687
Detroit Econ. Dev. Corp. Resource Recovery Rev. Series 2001 A, 3.45% 5/1/04 (AMBAC Insured) (e)	4,135	4,219
Ferndale Gen. Oblig.:
3.5% 4/1/05 (FGIC Insured)	1,280	1,329
3.5% 4/1/06 (FGIC Insured)	1,960	2,064
Holly Area School District Series 1999, 5.375% 5/1/11 (FGIC Insured) (Pre-Refunded to 5/1/05 @ 101) (f)	1,275	1,382
Michigan Hosp. Fin. Auth. Hosp. Rev. (Sparrow Oblig. Group Proj.) 5% 11/15/04	1,500	1,569
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (b)(e)	7,000	7,113
West Ottawa Pub. School District 0% 5/1/15 (MBIA Insured) (Pre-Refunded to 5/1/05 @ 49.088) (f)	8,490	4,063
		23,426
Minnesota - 2.3%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,733
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured) (a)	1,420	1,501
Minnesota Gen. Oblig. 5.2% 8/1/07	9,000	9,030
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,443
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
5% 1/1/05	17,245	18,163
5% 1/1/06 (AMBAC Insured)	4,545	4,928
5% 1/1/08 (AMBAC Insured)	2,310	2,580
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured) (a)	940	1,042
		42,420
Mississippi - 1.6%
Jackson Wtr. & Swr. Sys. Rev. Series 2003:
4% 9/1/04 (FSA Insured)	2,000	2,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Jackson Wtr. & Swr. Sys. Rev. Series 2003: - continued
5% 9/1/05 (FSA Insured)	$ 5,285	$ 5,681
5% 9/1/07 (FSA Insured)	5,825	6,522
5% 9/1/08 (FSA Insured)	3,120	3,527
5.25% 9/1/09 (FSA Insured)	3,105	3,570
5.25% 9/1/11 (FSA Insured)	1,595	1,834
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.65%, tender 3/1/04 (b)(e)	5,000	5,064
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (e)	1,190	1,308
		29,572
Missouri - 0.3%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. Rev. (State Revolving Fund Prog.) Series D, 6% 1/1/05	1,100	1,177
Missouri Gen. Oblig. Series 1996 A, 6% 8/1/04	1,655	1,745
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,801
		4,723
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	3,000
Nebraska - 2.3%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.):
3% 1/15/05	1,870	1,920
4% 1/15/06	1,000	1,060
Lincoln Wtrwks. Rev. Series 2003:
5% 8/15/04	3,115	3,242
5% 8/15/05	3,265	3,512
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,452
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,280
0% 1/1/07 (MBIA Insured)	4,000	3,694
		42,160
Nevada - 1.1%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (e)	800	849
5% 7/1/06 (AMBAC Insured) (e)	800	866
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Clark County Arpt. Rev. Series C: - continued
5% 7/1/08 (AMBAC Insured) (e)	$ 2,215	$ 2,434
5% 7/1/09 (AMBAC Insured) (e)	2,700	2,982
5% 7/1/10 (AMBAC Insured) (e)	1,225	1,345
5% 7/1/11 (AMBAC Insured) (e)	1,790	1,949
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/06 (MBIA Insured) (e)	5,415	5,859
Clark County School District Series 2000 A, 5.75% 6/15/17 (MBIA Insured)	1,600	1,841
Washoe County Gen. Oblig. 4% 9/1/05 (FSA Insured)	2,170	2,268
		20,393
New Hampshire - 0.2%
New Hampshire Health & Edl. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
5.25% 7/1/04 (AMBAC Insured)	1,710	1,784
5.25% 7/1/05 (AMBAC Insured)	1,695	1,826
		3,610
New Jersey - 1.3%
New Jersey Gen. Oblig. Series E, 6% 7/15/05	3,700	4,050
New Jersey Trans. Trust Fund Auth. Series 2001 A, 5% 6/15/06	6,300	6,890
New Jersey Transit Corp.:
Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,139
Series 2000 C, 5.25% 2/1/04 (AMBAC Insured)	10,000	10,254
North Jersey District Wtr. Supply Commission (Wanaque South Proj.) Series A, 5% 7/1/05 (MBIA Insured)	1,680	1,801
		24,134
New Jersey/Pennsylvania - 0.4%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
3% 7/1/04	1,630	1,662
5% 7/1/09	5,170	5,778
		7,440
New Mexico - 0.7%
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 6.5% 3/1/04 (e)	1,540	1,582
New Mexico Gen. Oblig. 4% 3/1/05	9,875	10,317
		11,899
New York - 5.8%
Metro. Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (f)	1,520	1,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Commuter Facilities Rev. Series A: - continued
5.25% 7/1/08 (Escrowed to Maturity) (f)	$ 3,640	$ 4,187
5.375% 7/1/09 (Escrowed to Maturity) (f)	3,635	4,246
Metro. Trans. Auth. Svc. Contract Rev. Series B:
3% 7/1/04	8,725	8,902
4% 1/1/05	4,265	4,419
5% 1/1/06	10,110	10,888
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	890
5% 9/1/12 (FGIC Insured)	1,500	1,662
New York City Gen. Oblig.:
Series A, 5.25% 11/1/14 (MBIA Insured)	600	675
Series E, 6% 8/1/11	1,250	1,374
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,116
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series B, 5% 6/15/04	8,000	8,312
4% 6/15/04	9,000	9,266
New York City Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,895
4.5% 2/1/08	1,500	1,635
5% 2/1/09	2,000	2,241
New York State Dorm. Auth. Rev. Series 2003 A:
5% 1/1/06 (AMBAC Insured)	1,250	1,341
5% 1/1/07 (AMBAC Insured)	10,855	11,880
5% 3/15/08	2,000	2,222
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 1997 E, 6% 6/15/11 (MBIA Insured)	3,500	4,206
Tobacco Settlement Fing. Corp. Series A1:
5.25% 6/1/12	5,000	5,249
5.25% 6/1/13	17,500	18,677
		106,962
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,200	1,283
127th Series:
5% 12/15/04 (AMBAC Insured) (e)	5,310	5,611
5% 12/15/06 (AMBAC Insured) (e)	4,965	5,498
5% 12/15/08 (AMBAC Insured) (e)	3,510	3,946
		16,338
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - 1.3%
Mecklenburg County Gen. Oblig. Series B, 3.25% 2/1/06	$ 3,305	$ 3,451
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,796
Series A, 5.5% 1/1/10	3,000	3,271
Series B, 6% 1/1/05	2,000	2,045
Series C, 5% 1/1/08	1,190	1,275
Series D, 5.375% 1/1/10	3,700	4,008
Series G, 5.75% 12/1/16	7,750	8,003
		23,849
North Dakota - 0.2%
North Dakota Bldg. Auth. Lease Rev. Series A:
5.25% 6/1/04 (FGIC Insured)	1,780	1,833
5.25% 6/1/05 (FGIC Insured)	2,060	2,210
		4,043
Ohio - 4.3%
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/05 (FSA Insured) (e)	2,250	2,372
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,861
Columbus Gen. Oblig.:
Series 1, 5% 6/15/05	1,645	1,765
5% 1/1/05	12,720	13,436
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,136
Montgomery County Rev. (Catholic Health Initiatives Proj.) 4% 9/1/04	1,695	1,748
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.85%, tender 7/1/04 (a)(b)	4,800	4,800
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Prog.) Series A:
5.75% 4/1/08	3,555	4,106
6% 10/1/05	5,600	6,167
Ohio Gen. Oblig.:
(Higher Ed. Cap. Facilities Proj.) Series A, 5% 2/1/05	8,550	9,051
Series 2003 A, 4% 3/15/05	9,245	9,673
Ohio Univ. Gen. Receipts Athens:
5% 12/1/05 (FSA Insured) (a)	1,650	1,761
5% 12/1/06 (FSA Insured) (a)	3,600	3,927
5% 12/1/07 (FSA Insured) (a)	1,285	1,419
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	$ 2,350	$ 2,388
(Ohio Edison Co. Proj.) Series 1999 B, 4.4%, tender 12/1/03 (b)(e)	4,000	4,042
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,044
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Proj.) Series A, 5.4% 6/1/05 (AMBAC Insured)	1,000	1,078
		78,774
Oklahoma - 0.9%
Oklahoma City Gen. Oblig. 4% 3/1/05 (FGIC Insured)	1,955	2,046
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.):
Series 2001:
5% 5/1/04	2,015	2,084
5% 5/1/05	7,615	8,141
5% 5/1/06	3,200	3,506
		15,777
Oregon - 0.9%
Deschutes & Jefferson Counties School District #2J Redmond:
5.5% 6/1/05 (FGIC Insured)	1,000	1,082
5.5% 6/1/06 (FGIC Insured)	2,610	2,910
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/04 (FSA Insured)	1,160	1,209
5.25% 8/1/05 (FSA Insured)	1,210	1,301
5.25% 8/1/06 (FSA Insured)	1,280	1,406
5.25% 8/1/07 (FSA Insured)	1,350	1,505
5.25% 8/1/08 (FSA Insured)	1,425	1,611
Oregon Dept. of Trans. Hwy. User Tax Rev. 5.5% 11/15/13	3,365	3,977
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,210
		16,211
Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	2,545	2,719
5.5% 6/15/06	3,065	3,351
5.5% 6/15/07	2,000	2,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Allegheny County San. Auth. Swr. Rev.:
Series 2003, 4% 6/1/04 (MBIA Insured)	$ 2,535	$ 2,605
6% 12/1/11 (MBIA Insured)	1,495	1,790
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/13 (FGIC Insured)	2,100	2,435
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,304
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (b)(e)	6,200	6,338
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,950
Pennsylvania State Univ.:
5% 3/1/04	4,605	4,730
5% 3/1/05	6,935	7,352
5% 3/1/06	7,280	7,932
Philadelphia Gas Works Rev. First Series A, 5.25% 7/1/05 (FSA Insured)	5,000	5,373
Philadelphia Wtr. & Wastewtr. Rev. 6.75% 8/1/05 (MBIA Insured)	3,360	3,730
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured) (a)	1,865	2,016
		55,835
Puerto Rico - 1.1%
Puerto Rico Commonwealth Gen. Oblig. 5% 7/1/05 (FGIC Insured)	17,890	19,211
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
4% 4/1/05 (XL Cap. Assurance, Inc. Insured)	1,270	1,328
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,427
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,904
		5,659
South Carolina - 1.5%
Berkeley County School District 7% 4/1/07	2,615	3,086
Richland County School District #2 Series B, 5% 2/1/05 (FGIC Insured)	1,000	1,058
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	2,071
5% 1/1/09 (FSA Insured)	1,945	2,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 6.3% 12/15/03	$ 2,940	$ 2,980
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/05 (FSA Insured)	2,000	2,113
5% 1/1/06 (FSA Insured)	1,705	1,853
5% 1/1/07 (FSA Insured)	4,105	4,538
Series D:
5% 1/1/06	2,500	2,712
5% 1/1/07	5,000	5,511
		28,115
Tennessee - 1.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,380
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
4% 9/1/04 (MBIA Insured)	1,390	1,430
4% 9/1/06 (MBIA Insured)	1,500	1,603
4.5% 9/1/08 (MBIA Insured)	1,620	1,780
4.5% 9/1/09 (MBIA Insured)	1,685	1,857
4% 9/1/05 (MBIA Insured)	1,445	1,524
Metro. Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (e)	1,675	1,816
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (f)	15,750	11,421
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (f)	15,130	9,603
		33,414
Texas - 14.6%
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (f)	6,820	3,428
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/04 (MBIA Insured) (e)	3,215	3,432
6.5% 11/15/05 (MBIA Insured) (e)	6,870	7,588
6.5% 11/15/05 (MBIA Insured) (Escrowed to Maturity) (e)(f)	940	1,050
Austin Gen. Oblig.:
5.25% 9/1/04	6,000	6,286
5.5% 9/1/15 (Pre-Refunded to 9/1/05 @ 100) (f)	3,380	3,682
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,390
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Util. Sys. Rev.: - continued
Series A:
0% 11/15/10 (MBIA Insured)	$ 3,100	$ 2,399
5.5% 11/15/06	5,000	5,114
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Series 1995 B, 5.05%, tender 6/19/06 (b)(e)	6,500	6,660
Series D, 4.25%, tender 11/1/03 (b)(e)	15,000	15,060
Corpus Christi Gen. Oblig.:
4% 3/1/05 (FSA Insured)	1,200	1,252
4% 3/1/06 (FSA Insured)	1,285	1,364
5% 3/1/07 (FSA Insured)	2,735	3,021
Corpus Christi Util. Sys. Rev. 3% 7/15/05 (FSA Insured)	1,285	1,327
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,028
4.5% 2/15/06	2,245	2,409
5% 2/15/08	2,000	2,231
Dallas Wtrwks. & Swr. Sys. Rev. Series 2002 A, 4% 10/1/04	4,000	4,136
Deer Park Independent School District 6% 2/15/05	2,000	2,149
Fort Worth Gen. Oblig. Series A:
5% 3/1/05	1,000	1,059
5% 3/1/06	1,000	1,086
Frisco Gen. Oblig. Series 2003 A:
4% 2/15/07 (FSA Insured) (a)	1,320	1,408
4% 2/15/08 (FSA Insured) (a)	1,145	1,225
5% 2/15/10 (FSA Insured) (a)	1,710	1,917
Garland Independent School District:
Series A:
4% 2/15/05 (a)	1,000	1,033
4% 2/15/06 (a)	500	522
0% 2/15/07	1,610	1,474
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	3,968
Harris County Health Facilities Dev. Corp. Rev. (Saint Lukes Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	4,148
Houston Gen. Oblig. Series A, 5% 3/1/05	8,800	9,326
Houston Wtr. & Swr. Sys. Rev. Series B:
5.5% 12/1/07 (AMBAC Insured)	5,455	6,258
5.5% 12/1/08 (AMBAC Insured)	7,500	8,709
Killeen Independent School District 4% 2/15/08	1,200	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Klein Independent School District 5.25% 8/1/06	$ 2,000	$ 2,213
La Porte Independent School District 4% 2/15/08	2,000	2,144
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,379
McKinney Independent School District 5% 2/15/05	2,280	2,413
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,045
New Braunfels Independent School District 0% 2/1/07	2,000	1,832
North East Texas Independent School District 7% 2/1/11	3,600	4,471
Pasadena Independent School District 5% 2/15/05	11,445	12,113
Plano Gen. Oblig. 4% 9/1/04	5,975	6,175
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (e)	2,000	2,261
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2001, 3.25%, tender 3/1/04 (b)	6,000	6,087
Rockwall Independent School District:
4% 2/15/04	1,030	1,050
4% 2/15/05	1,155	1,204
4% 2/15/06	2,370	2,513
5% 2/15/07	3,510	3,873
5% 2/15/08	3,825	4,266
5% 2/15/09	4,690	5,271
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series C, 4%, tender 11/1/03 (b)	2,000	2,008
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (FGIC Insured) (Escrowed to Maturity) (f)	1,000	978
5.25% 2/1/07 (a)	2,500	2,727
5.25% 2/1/08 (FSA Insured)	1,000	1,125
Texas A&M Univ. Rev. 5.75% 5/15/05	3,000	3,241
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5% 8/1/06 (e)	6,770	7,363
5% 8/1/11 (e)	3,000	3,286
Series 1994 A, 6.25% 10/1/06 (Pre-Refunded to 10/1/04 @ 100) (f)	10,000	10,667
Series C, 0% 4/1/08 (FGIC Insured) (Escrowed to Maturity) (f)	3,100	2,766
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,211
0% 2/1/05 (MBIA Insured)	3,725	3,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas State Univ. Sys. Fing. Rev. 3% 3/15/05 (FSA Insured)	$ 1,830	$ 1,880
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,332
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/06 (MBIA Insured)	4,000	4,407
5% 8/1/07 (MBIA Insured)	1,595	1,782
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,864
4.5% 7/1/06	1,220	1,286
5% 7/1/07	1,000	1,073
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,200
3.75% 2/15/07 (FSA Insured)	5,100	5,421
4% 2/15/08 (FSA Insured)	5,265	5,651
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.):
Series 1996 B, 5.25% 8/15/04	2,695	2,824
Series A, 6% 8/15/04	1,500	1,584
Webb County Gen. Oblig.:
5% 2/15/04 (FGIC Insured)	705	723
5% 2/15/05 (FGIC Insured)	1,005	1,064
5% 2/15/06 (FGIC Insured)	1,055	1,146
5% 2/15/07 (FGIC Insured)	1,110	1,225
5% 2/15/08 (FGIC Insured)	1,170	1,305
		268,495
Utah - 1.0%
Box Elder County School District 5% 6/15/05	3,620	3,877
Salt Lake City School District Series A, 6.25% 3/1/13 (Pre-Refunded to 3/1/05 @ 100) (f)	3,695	3,998
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	2,841
0% 10/1/12 (AMBAC Insured)	3,800	2,708
0% 10/1/13 (AMBAC Insured)	3,760	2,550
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 4% 7/1/05 (AMBAC Insured)	1,000	1,043
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/05 (FSA Insured)	1,550	1,659
		18,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - 0.4%
Newport News Gen. Oblig. Series 2003 C, 5% 11/1/05 (a)	$ 5,000	$ 5,393
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12	1,800	2,049
		7,442
Washington - 9.0%
Clark County Pub. Util. District #1 Elec. Rev. Series B:
5% 1/1/06 (FSA Insured)	1,375	1,482
5% 1/1/07 (FSA Insured)	1,395	1,528
5.25% 1/1/08 (FSA Insured)	1,515	1,688
5.25% 1/1/09 (FSA Insured)	1,595	1,790
Cowlitz County Pub. Util. District #1 5% 9/1/04 (AMBAC Insured)	4,615	4,823
Energy Northwest Elec. Rev. (#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	5,000	5,913
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/13 (FSA Insured)	4,300	4,973
5.5% 12/1/14 (FSA Insured)	6,300	7,265
5.75% 12/1/15 (FSA Insured)	2,500	2,916
King County Swr. Rev. Series B:
5% 1/1/05 (FSA Insured)	2,000	2,107
5% 1/1/06 (FSA Insured)	3,000	3,252
5% 1/1/07 (FSA Insured)	5,000	5,515
5.25% 1/1/08 (FSA Insured)	3,500	3,952
Port of Seattle Rev.:
Series B:
5.25% 9/1/06 (FGIC Insured) (e)	2,330	2,556
5.5% 2/1/06 (MBIA Insured) (e)	4,250	4,649
5.5% 2/1/07 (MBIA Insured) (e)	5,775	6,440
Series D:
5.75% 11/1/04 (FGIC Insured) (e)	3,505	3,702
5.75% 11/1/15 (FGIC Insured) (e)	3,640	4,148
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,887
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured) (a)	1,570	1,639
4.5% 12/1/09 (FGIC Insured) (a)	1,000	1,087
Washington Gen. Oblig.:
Series 2001 RA, 5.25% 9/1/06	11,750	13,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Series A:
3.5% 1/1/06 (MBIA Insured)	$ 12,500	$ 13,094
4% 1/1/08 (MBIA Insured)	33,175	35,646
5.5% 7/1/11	3,500	4,044
Series C, 5% 1/1/08 (FSA Insured)	8,320	9,294
Series R 93C, 5.125% 9/1/04	1,200	1,255
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,444
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B, 0% 7/1/03	7,065	7,065
Series C, 5% 7/1/06 (FSA Insured)	5,000	5,478
		165,699
Wisconsin - 0.8%
Wisconsin Clean Wtr. Rev. Series 2:
5% 6/1/05 (MBIA Insured)	4,840	5,174
5% 6/1/06 (MBIA Insured)	3,075	3,375
Wisconsin Trans. Rev. Series 2, 5.5% 7/1/14 (MBIA Insured) (Pre-Refunded to 7/1/05 @ 100) (f)	5,575	6,041
		14,590
TOTAL MUNICIPAL BONDS (Cost $1,787,562)		1,844,517
Municipal Notes - 2.0%

Massachusetts - 1.8%
Acton & Boxborough Reg'l. School District BAN 3.5% 4/1/05	8,000	8,308
Lynnfield Gen. Oblig. BAN 2.5% 3/1/05	24,000	24,469
		32,777
Ohio - 0.2%
Ohio Air Quality Dev. Auth. Rev. 3% 7/18/03, CP	4,000	4,004
TOTAL MUNICIPAL NOTES (Cost $36,736)		36,781
Money Market Funds - 1.5%
	Shares	Value (Note 1) (000s)
Fidelity Municipal Cash Central Fund, 1.07% (c)(d) (Cost $27,413)	27,412,500	$ 27,413
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,851,711)		1,908,711
NET OTHER ASSETS - (4.0)%		(72,727)
NET ASSETS - 100%		$ 1,835,984
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 4.79625% with Deutsche Bank	Sept. 2013	$ 15,000	$ (1,031)
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 9,600
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	43.9%
Electric Utilities	17.0
Transportation	8.7
Water & Sewer	8.4
Education	6.3
Health Care	6.3
Escrowed/Pre-Refunded	6.1
Others* (individually less than 5%)	3.3%
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $463,340,000 and $245,317,000, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,316,000 or 0.6% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,851,711) - See accompanying schedule		$ 1,908,711
Cash		7,942
Receivable for fund shares sold		7,337
Interest receivable		22,028
Other receivables		4
Total assets		1,946,022

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 103,438
Payable for fund shares redeemed	4,006
Distributions payable	802
Unrealized loss on swap agreements	1,031
Accrued management fee	583
Other payables and accrued expenses	178
Total liabilities		110,038

Net Assets		$ 1,835,984
Net Assets consist of:
Paid in capital		$ 1,773,040
Undistributed net investment income		278
Accumulated undistributed net realized gain (loss) on investments		6,697
Net unrealized appreciation (depreciation) on investments		55,969
Net Assets, for 173,463 shares outstanding		$ 1,835,984
Net Asset Value, offering price and redemption price per share ($1,835,984 ÷ 173,463 shares)		$ 10.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended June 30, 2003 (Unaudited)

Investment Income
Interest		$ 28,830

Expenses
Management fee	$ 3,402
Transfer agent fees	628
Accounting fees and expenses	201
Non-interested trustees' compensation	3
Custodian fees and expenses	15
Registration fees	62
Audit	25
Legal	4
Total expenses before reductions	4,340
Expense reductions	(174)	4,166
Net investment income (loss)		24,664
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,275
Swap agreements	(459)
Total net realized gain (loss)		6,816
Change in net unrealized appreciation (depreciation) on: Investment securities	4,693
Swap agreements	(900)
Total change in net unrealized appreciation (depreciation)		3,793
Net gain (loss)		10,609
Net increase (decrease) in net assets resulting from operations		$ 35,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,664	$ 44,777
Net realized gain (loss)	6,816	10,257
Change in net unrealized appreciation (depreciation)	3,793	30,522
Net increase (decrease) in net assets resulting from operations	35,273	85,556
Distributions to shareholders from net investment income	(24,604)	(44,681)
Distributions to shareholders from net realized gain	(824)	(9,372)
Total distributions	(25,428)	(54,053)
Share transactions Net proceeds from sales of shares	515,238	1,162,263
Reinvestment of distributions	20,513	44,278
Cost of shares redeemed	(392,437)	(738,584)
Net increase (decrease) in net assets resulting from share transactions	143,314	467,957
Redemption fees	26	66
Total increase (decrease) in net assets	153,185	499,526

Net Assets
Beginning of period	1,682,799	1,183,273
End of period (including undistributed net investment income of $278 and undistributed net investment income of $238, respectively)	$ 1,835,984	$ 1,682,799
Other Information Shares
Sold	48,791	111,440
Issued in reinvestment of distributions	1,943	4,244
Redeemed	(37,160)	(71,047)
Net increase (decrease)	13,574	44,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000H	2000G	1999G	1998G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00	$ 10.15	$ 10.04
Income from Investment Operations
Net investment income (loss)	.146 D	.336D	.396D,F	.139D	.399D	.395	.419
Net realized and unrealized gain (loss)	.065	.317	.173F	.092	.034	(.150)	.110
Total from investment operations	.211	.653	.569	.231	.433	.245	.529
Distributions from net investment income	(.146)	(.339)	(.396)	(.140)	(.400)	(.395)	(.419)
Distributions from net realized gain	(.005)	(.064)	(.023)	(.001)	-	-	-
Distributions in excess of net realized gain	-	-	-	-	(.003)	-	-
Total distributions	(.151)	(.403)	(.419)	(.141)	(.403)	(.395)	(.419)
Redemption fees added to paid in capital	-D,I	-D,I	-D,I	-	-	-	-
Net asset value, end of period	$ 10.58	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00	$ 10.15
Total ReturnB,C	2.01%	6.47%	5.70%	2.32%	4.45%	2.44%	5.37%
Ratios to Average Net AssetsE
Expenses before expense reductions	.49%A	.49%	.49%	.49%A	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.49%A	.49%	.49%	.49%A	.54%	.55%	.55%
Expenses net of all reductions	.47%A	.45%	.41%	.45%A	.54%	.55%	.55%
Net investment income (loss)	2.79%A	3.23%	3.85%F	4.17%A	4.02%	3.89%	4.15%
Supplemental Data
Net assets, end of period (in millions)	$ 1,836	$ 1,683	$ 1,183	$ 965	$ 904	$ 698	$ 649
Portfolio turnover rate	27%A	38%	43%	106%A	53%	66%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G For the period ended August 31.

H Four months ended December 31.

I Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On April 17, 2003, the Board of Trustees approved the creation of additional classes of shares; Class A, Class T, Class B, Class C and Institutional Class shares. Each class will differ with respect to its distribution and service plan, front-end sales loads and contingent deferred sales charge. Offering of these new classes commenced on July 23, 2003. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains and market discount.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 58,060	|
Unrealized depreciation	(792)
Net unrealized appreciation (depreciation)	$ 57,268
Cost for federal income tax purposes	$ 1,851,443

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

2. Operating Policies - continued

Semiannual Report

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates will adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Semiannual Report

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $85 for the period.

5. Expense Reductions.

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $15 and $159, respectively.

Semiannual Report

Managing Your Investments

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(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

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(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

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please call 1-800-544-9797.

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27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

Semiannual Report

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Semiannual Report

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan(automated graphic)    Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate Municipal Income

Spartan Tax-Free Bond Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STM-USAN-0803
1.787790.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust: Spartan Short-Intermediate Municipal Income Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 25, 2003